UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended  March 31, 2012
                                              --------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------

  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RMF GP, LLC
                  --------------------------------------
Address:          650 Madison Ave.
                  --------------------------------------
                  New York, NY 10022
                  --------------------------------------


Form 13F File Number:  28-14236
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Craig Huff
                  --------------------------------------
Title:            Co-Chief Executive Officer
                  --------------------------------------
Phone:            (212) 610-9000
                  --------------------------------------

Signature, Place, and Date of Signing:

    /s/ Craig Huff                 New York, NY                 May 14, 2012
-------------------------  ---------------------------   -----------------------
      [Signature]                  [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                            ----------------------------

Form 13F Information Table Entry Total:                  20
                                            ----------------------------

Form 13F Information Table Value Total:               $295,740
                                            ----------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

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



                                            FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------

                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE

APPLE INC               COM       037833100   27,732     46,255       SH                SOLE                    46,255

BABCOCK & WILCOX        COM       05615F102   8,493      329,806      SH                SOLE                   329,806
CO NEW

CME GROUP INC           COM       12572Q105   13,046     45,091       SH                SOLE                    45,091

COCA COLA ENTERPRISES   COM       19122T109   34,450     1,204,552    SH                SOLE                 1,204,552
INC NE

CVR ENERGY INC          COM       12662P108   1,158      43,300       SH                SOLE                    43,300

ELLINGTON FINANCIAL     COM       288522303   9,261      473,497      SH                SOLE                   473,497
LLC

EXPRESS SCRIPTS INC     COM       302182100   22,640     417,867      SH                SOLE                   417,867

FAMILY DLR STORES INC   COM       307000109   4,778      75,500       SH                SOLE                    75,500

GENERAL MTRS CO         COM       37045V100   17,870     696,700      SH                SOLE                   696,700

GEORGIA GULF CORP       COM       373200302   9,132      261,800      SH                SOLE                   261,800
                        PAR$0.01
                        NEW

INGERSOLL-RAND PLC      SHS       G47791101   23,785     575,200      SH                SOLE                   575,200







       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------

                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE

INTRALINKS HLDGS INC    COM       46118H104    3,879      733,219     SH                 SOLE                  733,219

JOHNSON CTLS INC        COM       478366107    7,571      233,092     SH                 SOLE                  233,092

NIELSEN HOLDINGS N V    COM       N63218106    19,996     663,426     SH                 SOLE                  663,426

SENSATA TECHNOLOGIES    SHS       N7902X106    12,516     373,838     SH                 SOLE                  373,838
HLDG BV

SPDR S&P 500 ETF TR     TR UNIT   78462F103    728        1,940       SH     CALL        SOLE                    1,940

TEEKAY CORPORATION      COM       Y8564W103    25,114     722,696     SH                 SOLE                  722,696

TYCO INTERNATIONAL LTD  SHS       H89128104    22,278     396,544     SH                 SOLE                  396,544

VERINT SYS INC          COM       92343X100    5,549      171,311     SH                 SOLE                  171,311

WILLIAMS COS INC DEL    COM       969457100    25,764     836,211     SH                 SOLE                  836,211





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